STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038

October 27, 2006

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Keith O’Connell, Esq.

Re:	Cohen & Steers Worldwide Realty Income Fund, Inc. (File Nos: 811-21595; 333-123561) ("RWF")
Cohen & Steers International Realty Fund, Inc. (File Nos: 811-21677; 333-120705) ("IRF")
Definitive Proxy Statement on Schedule 14A

Ladies and Gentlemen:

          On behalf of the above-referenced Funds, transmitted herewith for filing with the Securities and Exchange Commission, is the Funds’ definitive proxy statement on Schedule 14A and forms of proxy (the “Proxy Materials”) for special meetings of stockholders of the Funds scheduled to be held at 280 Park Avenue, 10th Floor, New York, New York 10017, on Friday, December 8, 2006 for the following purposes:

1.   to approve a new Subadvisory Agreement between Cohen & Steers Capital Management, Inc. and Houlihan Rovers, S.A. for each Fund;

2.   to approve a Subadvisory Agreement between Cohen & Steers Capital Management, Inc. and Cohen & Steers Asia Limited for each Fund;

3.   to approve a Subadvisory Agreement between Cohen & Steers Capital Management, Inc. and Cohen & Steers UK Limited for each Fund; and

4.   to transact such other business as may properly come before the Meeting or any adjournment thereof.

          The Proxy Materials are marked to show changes made since the filing of a preliminary proxy statement and form of proxy on October 16, 2006 for RWF and on October 13, 2006 for IRF. Please contact Janna Manes at 212.806.6141 with any questions or comments regarding the Proxy Materials.

Very truly yours, /s/ Janna Manes Janna Manes